Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2024
Property, plant and equipment
Schedule of property, plant and equipment

	Freehold	Plant and	Fixtures
	property	machinery	and fittings	Total
	£’000	£’000	£’000	£’000
At 1 July 2022
Cost	281,377	39,562	75,394	396,333
Accumulated depreciation	(63,261)	(34,293)	(56,118)	(153,672)
Net book amount	218,116	5,269	19,276	242,661
Year ended 30 June 2023
Opening net book amount	218,116	5,269	19,276	242,661
Additions	6,046	8,921	7,530	22,497
Depreciation charge	(3,426)	(2,578)	(5,872)	(11,876)
Closing net book amount	220,736	11,612	20,934	253,282
At 30 June 2023
Cost	287,413	46,706	75,873	409,992
Accumulated depreciation	(66,677)	(35,094)	(54,939)	(156,710)
Net book amount	220,736	11,612	20,934	253,282
Year ended 30 June 2024
Opening net book amount	220,736	11,612	20,934	253,282
Additions	2,786	4,784	10,264	17,834
Depreciation charge	(3,489)	(4,982)	(6,527)	(14,998)
Closing net book amount	220,033	11,414	24,671	256,118
At 30 June 2024
Cost	289,943	45,809	78,889	414,641
Accumulated depreciation	(69,910)	(34,395)	(54,218)	(158,523)
Net book amount	220,033	11,414	24,671	256,118

Schedule of estimated useful lives of property, plant and equipment

Freehold property	75 years
Computer equipment and software (included within Plant and machinery)	3 years
Plant and machinery	4-5 years
Fixtures and fittings	7 years